United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 9.9%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $47,115,109)	4,453,045	$40,611,769
Domestic Equity Investment Companies — 60.8%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,611,329	20,270,516
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,614,947	21,511,090
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	2,281,715	41,664,118
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	3,225,432	40,350,155
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,788,921	40,467,243
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	1,217,079	20,885,077
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	950,068	20,435,953
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	2,261,971	42,773,877
Total Domestic Equity Investment Companies (cost $242,873,541)		248,358,029
Fixed Income Investment Companies — 10.0%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,780,666	20,521,364
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,956,728	20,213,003
Total Fixed Income Investment Companies (cost $39,009,258)		40,734,367
Global Strategies Investment Companies — 9.9%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $43,036,423)	2,777,995	40,475,381
Foreign Equity Investment Companies — 9.7%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,878,298	19,515,519
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	3,191,378	20,265,250
Total Foreign Equity Investment Companies (cost $46,324,442)		39,780,769
TOTAL INVESTMENTS (cost $418,358,773)(1)	100.3%	409,960,315
Liabilities in excess of other assets	(0.3)	(1,071,768)
NET ASSETS	100.0%	$408,888,547

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$40,611,769	$—	$—	$40,611,769
Domestic Equity Investment Companies	248,358,029	—	—	248,358,029
Fixed Income Investment Companies	40,734,367	—	—	40,734,367
Global Strategies Investment Companies	40,475,381	—	—	40,475,381
Foreign Equity Investment Companies	39,780,769	—	—	39,780,769
Total	$409,960,315	$—	$—	$409,960,315

See Notes to Portfolio of Investments

1

FOCUSED BALANCED STRATEGY PORTFOLIO@
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Alternative Strategies Investment Companies — 5.8%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $11,673,782)	1,157,032	$10,552,131
Domestic Equity Investment Companies — 56.5%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,101,418	13,855,832
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,478,139	19,688,812
SunAmerica Series, Inc. Focused Growth and Income Portfolio, Class A	500,077	7,146,106
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	174,799	4,598,949
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	794,631	14,509,970
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	685,507	8,575,694
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	277,439	4,025,636
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	690,939	11,856,515
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	433,311	9,320,513
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	494,326	9,347,707
Total Domestic Equity Investment Companies (cost $93,645,516)		102,925,734
Fixed Income Investment Companies — 25.1%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,548,294	29,611,181
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,034,402	7,222,126
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	871,534	9,002,947
Total Fixed Income Investment Companies (cost $45,338,984)		45,836,254
Global Strategies Investment Companies — 12.8%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $24,155,187)	1,601,263	23,330,400
TOTAL INVESTMENTS (cost $174,813,469) (1)	100.2%	182,644,519
Liabilities in excess of other assets	(0.2)	(338,764)
NET ASSETS	100.0%	$182,305,755

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$10,552,131	$—	$—	$10,552,131
Domestic Equity Investment Companies	102,925,734	—	—	102,925,734
Fixed Income Investment Companies	45,836,254	—	—	45,836,254
Global Strategies Investment Companies	23,330,400	—	—	23,330,400
Total	$182,644,519	$—	$—	$182,644,519

See Notes to Portfolio of Investments

1

FOCUSED LARGE-CAP GROWTH PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.9%
Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	78,345	$5,832,002
Apparel Manufacturers — 1.7%
Michael Kors Holdings, Ltd.†	118,922	4,910,289
Applications Software — 3.7%
Red Hat, Inc.†	97,512	5,232,494
Salesforce.com, Inc.†	43,151	5,366,258
		10,598,752
Beverages-Non-alcoholic — 1.5%
PepsiCo, Inc.	58,253	4,236,741
Beverages-Wine/Spirits — 1.3%
Beam, Inc.	58,034	3,649,178
Cable/Satellite TV — 2.2%
Comcast Corp., Class A	198,776	6,470,159
Commercial Services-Finance — 1.6%
Mastercard, Inc., Class A	10,634	4,642,485
Computers — 8.6%
Apple, Inc.†	40,775	24,903,739
Computers-Memory Devices — 2.6%
EMC Corp.†	287,553	7,536,764
Distribution/Wholesale — 0.8%
Fossil, Inc.†	31,005	2,222,748
Diversified Banking Institutions — 0.9%
Goldman Sachs Group, Inc.	25,207	2,543,386
Diversified Manufacturing Operations — 1.6%
General Electric Co.	222,541	4,617,726
E-Commerce/Products — 1.9%
Amazon.com, Inc.†	23,352	5,448,022
Electric Products-Misc. — 1.3%
AMETEK, Inc.	125,238	3,882,378
Electronic Components-Semiconductors — 2.0%
Broadcom Corp., Class A	173,551	5,879,908
Enterprise Software/Service — 3.3%
Oracle Corp.	313,736	9,474,827
Finance-Credit Card — 2.6%
Visa, Inc., Class A	57,419	7,411,070
Finance-Other Services — 1.6%
IntercontinentalExchange, Inc.†	35,391	4,644,007
Food-Retail — 2.1%
Whole Foods Market, Inc.	66,865	6,136,870
Instruments-Controls — 2.6%
Honeywell International, Inc.	128,571	7,463,547
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	9,539	4,593,028
Medical-Biomedical/Gene — 7.8%
Alexion Pharmaceuticals, Inc.†	42,501	4,456,230
Amgen, Inc.	59,029	4,875,796
Biogen Idec, Inc.†	47,029	6,858,239
Gilead Sciences, Inc.†	115,340	6,266,422
		22,456,687
Medical-Drugs — 3.2%
Abbott Laboratories	62,003	4,111,419
Pfizer, Inc.	217,938	5,239,229
		9,350,648
Metal-Copper — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	88,469	2,978,751
Motorcycle/Motor Scooter — 1.2%
Harley-Davidson, Inc.	78,700	3,402,201
Multimedia — 2.2%
Walt Disney Co.	130,353	6,405,546
Networking Products — 0.9%
Palo Alto Networks, Inc.†	47,647	2,722,550
Oil & Gas Drilling — 1.2%
Ensco PLC, Class A	61,694	3,351,835
Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	65,406	4,541,793
Southwestern Energy Co.†	160,876	5,349,127
		9,890,920
Oil Field Machinery & Equipment — 1.2%
Cameron International Corp.†	67,507	3,393,577
Oil-Field Services — 2.3%
Schlumberger, Ltd.	94,003	6,698,654
Pharmacy Services — 2.4%
Express Scripts Holding Co.†	120,182	6,963,345
Retail-Apparel/Shoe — 1.9%
Urban Outfitters, Inc.†	176,824	5,401,973
Retail-Discount — 3.2%
Costco Wholesale Corp.	68,915	6,628,245
Target Corp.	42,094	2,553,001
		9,181,246
Retail-Restaurants — 1.4%
Starbucks Corp.	87,320	3,953,850
Semiconductor Components-Integrated Circuits — 3.1%
QUALCOMM, Inc.	148,912	8,887,068
Software Tools — 1.1%
VMware, Inc., Class A†	33,445	3,035,468
Telephone-Integrated — 1.7%
Verizon Communications, Inc.	110,100	4,969,914
Tobacco — 3.5%
Philip Morris International, Inc.	111,552	10,200,315
Transport-Rail — 2.1%
CSX Corp.	267,414	6,134,477
Transport-Services — 0.8%
FedEx Corp.	24,010	2,168,103
Wireless Equipment — 1.8%
Crown Castle International Corp.†	84,754	5,244,578
Total Long-Term Investment Securities (cost $252,801,390)		273,889,332
REPURCHASE AGREEMENT — 5.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $16,972,000)	$16,972,000	16,972,000

1

TOTAL INVESTMENTS (cost $269,773,390) (2)	100.8%	290,861,332
Liabilities in excess of other assets	(0.8)	(2,278,388)
NET ASSETS	100.0%	$288,582,944

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$24,903,739	$—	$—	$24,903,739
Medical-Biomedical/Gene	22,456,687	—	—	22,456,687
Other Industries*	226,528,906	—	—	226,528,906
Repurchase Agreement	—	16,972,000	—	16,972,000
Total	$273,889,332	$16,972,000	$—	$290,861,332

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED GROWTH PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.9%
Apparel Manufacturers — 1.0%
Prada SpA	191,100	$1,322,103
Applications Software — 3.9%
Microsoft Corp.	180,530	5,320,219
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	10,086	93,195
Banks-Commercial — 1.5%
Standard Chartered PLC	89,282	2,050,019
Beverages-Non-alcoholic — 8.1%
Monster Beverage Corp.†	164,740	10,950,268
Beverages-Wine/Spirits — 1.0%
Pernod-Ricard SA	12,999	1,399,632
Casino Hotels — 1.5%
MGM Resorts International†	209,064	1,990,289
Commercial Services — 1.8%
Iron Mountain, Inc.	77,585	2,499,013
Commercial Services-Finance — 1.0%
Mastercard, Inc., Class A	3,215	1,403,573
Computers — 13.3%
Apple, Inc.†	29,396	17,953,901
Computers-Memory Devices — 3.0%
EMC Corp.†	157,140	4,118,639
E-Commerce/Products — 10.2%
eBay, Inc.†	311,850	13,814,955
Electronic Components-Misc. — 2.1%
TE Connectivity, Ltd.	85,915	2,836,054
Electronic Components-Semiconductors — 1.4%
ON Semiconductor Corp.†	272,225	1,889,241
Electronic Connectors — 1.4%
Amphenol Corp., Class A	31,120	1,832,346
Enterprise Software/Service — 1.1%
Oracle Corp.	49,720	1,501,544
Insurance-Life/Health — 2.0%
Prudential PLC	230,066	2,752,210
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	16,151	350,638
Zynga, Inc., Class A†	95,125	280,619
		631,257
Internet Content-Information/News — 0.2%
Yelp, Inc.†	11,922	237,963
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	3,518	1,693,917
Medical-Biomedical/Gene — 7.2%
Celgene Corp.†	96,993	6,640,141
Vertex Pharmaceuticals, Inc.†	65,160	3,160,911
		9,801,052
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	5,488	853,713
Metal-Diversified — 1.6%
Ivanhoe Mines, Ltd.†	252,531	2,131,362
Multimedia — 4.8%
News Corp., Class A	279,960	6,444,679
Pharmacy Services — 7.6%
Express Scripts Holding Co.†	178,449	10,339,335
Printing-Commercial — 1.1%
VistaPrint NV†	44,885	1,548,532
Retail-Apparel/Shoe — 4.1%
Limited Brands, Inc.	116,865	5,556,931
Retail-Jewelry — 2.4%
Cie Financiere Richemont SA, Class A	56,562	3,212,499
Telecom Services — 0.4%
Ziggo NV†	20,505	592,890
Transport-Services — 5.0%
C.H. Robinson Worldwide, Inc.	43,770	2,313,245
United Parcel Service, Inc., Class B	59,750	4,517,697
		6,830,942
Wireless Equipment — 3.7%
Crown Castle International Corp.†	80,595	4,987,219
Total Long-Term Investment Securities (cost $99,998,847)		128,589,492

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Commercial Paper — 4.6%
Bryant Park Funding, LLC 0.16% due 08/01/12 (cost $6,300,000)	$6,300,000	6,300,000
TOTAL INVESTMENTS (cost $106,298,847)(1)	99.5%	134,889,492
Other assets less liabilities	0.5	628,461
NET ASSETS	100.0%	$135,517,953

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$10,950,268	$—	$—	$10,950,268
Computers	17,953,901	—	—	17,953,901
E-Commerce/Products	13,814,955	—	—	13,814,955
Medical-Biomedical/Gene	9,801,052	—	—	9,801,052
Pharmacy Services	10,339,335	—	—	10,339,335
Transport-Services	6,830,942	—	—	6,830,942
Other Industries*	58,899,039	—	—	58,899,039
Short-Term Investment Securities:
Commercial Paper	—	6,300,000	—	6,300,000
Total	$128,589,492	$6,300,000	$—	$134,889,492

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED SMALL-CAP GROWTH PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.3%
Advanced Materials — 1.5%
Hexcel Corp.†	92,435	$2,152,811
Aerospace/Defense — 2.5%
Spirit Aerosystems Holdings, Inc., Class A†	151,248	3,554,328
Aerospace/Defense-Equipment — 1.5%
Triumph Group, Inc.	35,739	2,234,760
Applications Software — 1.9%
Compuware Corp.†	303,880	2,798,735
Auto-Truck Trailers — 1.2%
Wabash National Corp.†	250,399	1,697,705
Auto/Truck Parts & Equipment-Original — 1.0%
Dana Holding Corp.	110,790	1,460,212
Banks-Commercial — 2.3%
East West Bancorp, Inc.	152,968	3,334,702
Building & Construction-Misc. — 1.3%
Dycom Industries, Inc.†	103,951	1,810,826
Commercial Services — 2.3%
HMS Holdings Corp.†	97,870	3,367,707
Commercial Services-Finance — 3.0%
Cardtronics, Inc.†	138,546	4,296,311
Computer Aided Design — 2.9%
Aspen Technology, Inc.†	180,701	4,224,789
Computer Data Security — 2.1%
Fortinet, Inc.†	127,194	3,053,928
Computer Services — 1.3%
LivePerson, Inc.†	99,445	1,859,622
Consumer Products-Misc. — 2.3%
Jarden Corp.	74,849	3,383,175
Diversified Manufacturing Operations — 2.0%
Actuant Corp., Class A	99,521	2,832,368
E-Commerce/Services — 2.7%
IAC/InterActiveCorp.	73,458	3,864,625
E-Marketing/Info — 1.9%
ExactTarget, Inc.†	119,004	2,713,291
Electronic Components-Misc. — 2.0%
Zagg, Inc.†	258,138	2,865,332
Electronic Components-Semiconductors — 6.0%
Fairchild Semiconductor International, Inc.†	134,664	1,866,443
LSI Corp.†	380,716	2,626,941
Skyworks Solutions, Inc.†	144,112	4,169,160
		8,662,544
Electronic Design Automation — 1.2%
Cadence Design Systems, Inc.†	146,146	1,785,904
Enterprise Software/Service — 1.7%
Proofpoint, Inc.†	178,001	2,459,974
Entertainment Software — 2.1%
Glu Mobile, Inc.†	420,042	2,016,201
Take-Two Interactive Software, Inc.†	109,238	959,110
		2,975,311
Food-Canned — 1.5%
TreeHouse Foods, Inc.†	38,302	2,144,529
Investment Management/Advisor Services — 2.8%
Affiliated Managers Group, Inc.†	35,966	4,013,446
Machinery-General Industrial — 1.8%
Chart Industries, Inc.†	40,874	2,651,088
Medical Instruments — 3.6%
Endologix, Inc.†	196,579	2,309,803
Volcano Corp.†	111,312	2,944,203
		5,254,006
Medical-Biomedical/Gene — 3.1%
Cubist Pharmaceuticals, Inc.†	104,825	4,513,765
Medical-Hospitals — 2.1%
Universal Health Services, Inc., Class B	76,630	2,994,700
Metal Processors & Fabrication — 1.6%
Rexnord Corp.†	121,060	2,348,564
Networking Products — 2.7%
Palo Alto Networks, Inc.†	25,990	1,485,069
Procera Networks, Inc.†	97,403	2,481,828
		3,966,897
Oil Companies-Exploration & Production — 3.3%
SM Energy Co.	44,714	2,105,582
Triangle Petroleum Corp.†	467,673	2,614,292
		4,719,874
Oil Field Machinery & Equipment — 2.7%
Dril-Quip, Inc.†	52,696	3,863,144
Patient Monitoring Equipment — 2.2%
Insulet Corp.†	160,109	3,131,732
Resort/Theme Parks — 2.7%
Vail Resorts, Inc.	77,153	3,829,875
Retail-Apparel/Shoe — 4.0%
Abercrombie & Fitch Co., Class A	39,774	1,344,361
ANN, Inc.†	106,227	2,876,627
Urban Outfitters, Inc.†	53,317	1,628,835
		5,849,823
Retail-Automobile — 1.3%
Penske Automotive Group, Inc.	78,318	1,871,800
Retail-Restaurants — 1.1%
Ignite Restaurant Group, Inc.†	112,730	1,541,019
Retail-Vitamins & Nutrition Supplements — 1.5%
GNC Holdings, Inc., Class A	55,926	2,154,829
Steel-Producers — 2.1%
Carpenter Technology Corp.	64,120	3,068,783
Therapeutics — 2.9%
BioMarin Pharmaceutical, Inc.†	68,404	2,687,593
Questcor Pharmaceuticals, Inc.†	41,781	1,540,466
		4,228,059
Transport-Services — 1.3%
Hub Group, Inc., Class A†	61,832	1,839,502
Wireless Equipment — 3.3%
SBA Communications Corp., Class A†	81,906	4,837,368
Total Long-Term Investment Securities (cost $132,979,033)		136,211,763

1

REPURCHASE AGREEMENT — 6.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $9,692,000)	$9,692,000	9,692,000
TOTAL INVESTMENTS (cost $142,671,033)(2)	101.0%	145,903,763
Liabilities in excess of other assets	(1.0)	(1,395,924)
NET ASSETS	100.0%	$144,507,839

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Electronic Components-Semiconductors	$8,662,544	$—	$—	$8,662,544
Other Industries*	127,549,219	—	—	127,549,219
Repurchase Agreement	—	9,692,000	—	9,692,000
Total	$136,211,763	$9,692,000	$—	$145,903,763

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED SMALL-CAP VALUE PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Airlines — 3.4%
Copa Holdings SA, Class A	18,492	$1,433,685
Hawaiian Holdings, Inc.†	251,080	1,599,380
Spirit Airlines, Inc.†	26,326	566,272
		3,599,337
Banks-Commercial — 7.1%
East West Bancorp, Inc.	89,727	1,956,048
FirstMerit Corp.	129,800	2,102,760
Sterling Bancorp	365,725	3,507,303
		7,566,111
Broadcast Services/Program — 2.3%
Digital Generation, Inc.†	230,400	2,456,064
Building-Heavy Construction — 2.1%
Chicago Bridge & Iron Co. NV	61,800	2,208,732
Computers-Periphery Equipment — 2.0%
Synaptics, Inc.†	83,200	2,194,816
Containers-Metal/Glass — 0.5%
Greif, Inc., Class A	13,100	566,706
Electronic Components-Misc. — 12.3%
Vishay Intertechnology, Inc.†	218,717	2,158,737
Zagg, Inc.†	988,212	10,969,153
		13,127,890
Electronic Components-Semiconductors — 0.8%
ON Semiconductor Corp.†	129,000	895,260
Engineering/R&D Services — 6.5%
McDermott International, Inc.†	105,100	1,229,670
Shaw Group, Inc.†	146,876	5,720,820
		6,950,490
Entertainment Software — 1.2%
Take-Two Interactive Software, Inc.†	149,000	1,308,220
Filtration/Separation Products — 2.4%
Polypore International, Inc.†	69,900	2,597,484
Finance-Investment Banker/Broker — 0.9%
Knight Capital Group, Inc., Class A†	97,277	1,004,871
Food-Misc./Diversified — 2.2%
B&G Foods, Inc.	44,137	1,235,836
Dole Food Co., Inc.†	92,400	1,087,548
		2,323,384
Gold Mining — 1.2%
Detour Gold Corp.†	57,300	1,270,341
Home Furnishings — 1.4%
Select Comfort Corp.†	59,500	1,547,595
Insurance-Life/Health — 1.7%
Protective Life Corp.	65,600	1,830,896
Investment Companies — 1.4%
Fifth Street Finance Corp.	148,104	1,497,331
Investment Management/Advisor Services — 1.1%
U.S. Global Investors, Inc., Class A	258,740	1,218,665
Machinery-General Industrial — 1.3%
Flow International Corp.†	419,050	1,340,960
Medical-Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	13,900	1,337,319
Medical-Drugs — 2.2%
Cadence Pharmaceuticals, Inc.†	563,668	2,389,952
Medical-Hospitals — 1.5%
Health Management Associates, Inc., Class A†	242,700	1,596,966
Miscellaneous Manufacturing — 1.1%
Trimas Corp.†	52,567	1,142,807
Non-Ferrous Metals — 0.6%
Talison Lithium, Ltd.†	166,900	660,710
Oil & Gas Drilling — 2.2%
Pacific Drilling SA†	239,848	2,316,932
Oil Companies-Exploration & Production — 2.5%
Gastar Exploration, Ltd.†	475,956	928,114
Rex Energy Corp.†	140,930	1,786,993
		2,715,107
Precious Metals — 0.9%
North American Palladium, Ltd.†	553,346	924,088
Real Estate Investment Trusts — 5.2%
Extra Space Storage, Inc.	98,183	3,214,511
Home Properties, Inc.	36,200	2,375,082
		5,589,593
Recreational Vehicles — 2.1%
Arctic Cat, Inc.†	50,100	2,204,400
Retail-Bookstores — 4.8%
Barnes & Noble, Inc.†	389,329	5,166,396
Savings & Loans/Thrifts — 3.8%
Dime Community Bancshares, Inc.	203,853	2,955,869
People’s United Financial, Inc.	93,500	1,071,510
		4,027,379
Semiconductor Equipment — 2.8%
Entegris, Inc.†	375,605	3,023,620
SupraNational Banks — 3.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	180,633	3,670,463
Telecom Services — 1.8%
EarthLink, Inc.	279,774	1,916,452
Telecommunication Equipment — 2.3%
Tellabs, Inc.	760,000	2,500,400
Theaters — 2.0%
Regal Entertainment Group, Class A	158,731	2,193,662
Transport-Marine — 5.0%
Golar LNG, Ltd.	114,444	4,424,405
Scorpio Tankers, Inc.†	150,700	905,707
		5,330,112
Total Long-Term Investment Securities (cost $105,444,058)		104,211,511
REPURCHASE AGREEMENT — 5.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $5,968,000)	$5,968,000	5,968,000

1

TOTAL INVESTMENTS (cost $111,412,058)(2)	102.8%	110,179,511
Liabilities in excess of other assets	(2.8)	(3,019,383)
NET ASSETS	100.0%	$107,160,128

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$7,566,111	$—	$—	$7,566,111
Electronic Components-Misc.	13,127,890	—	—	13,127,890
Engineering/R&D Services	6,950,490	—	—	6,950,490
Real Estate Investment Trusts	5,589,593	—	—	5,589,593
Transport-Marine	5,330,112	—	—	5,330,112
Other Industries*	65,647,315	—	—	65,647,315
Repurchase Agreement	—	5,968,000	—	5,968,000
Total	$104,211,511	$5,968,000	$—	$110,179,511

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 90.7%
Aerospace/Defense — 2.1%
Boeing Co.	50,000	$3,695,500
Aerospace/Defense-Equipment — 2.2%
United Technologies Corp.	50,000	3,722,000
Applications Software — 4.3%
Microsoft Corp.	250,000	7,367,500
Banks-Super Regional — 3.9%
Wells Fargo & Co.	200,000	6,762,000
Computers — 3.5%
Apple, Inc.†	10,000	6,107,600
Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	50,000	3,227,000
Diversified Banking Institutions — 13.2%
Bank of America Corp.	1,000,000	7,340,000
Citigroup, Inc.	300,000	8,139,000
JPMorgan Chase & Co.	200,000	7,200,000
		22,679,000
Diversified Manufacturing Operations — 3.6%
General Electric Co.	300,000	6,225,000
Electronic Components-Semiconductors — 3.0%
Intel Corp.	200,000	5,140,000
Enterprise Software/Service — 1.8%
Oracle Corp.	100,000	3,020,000
Instruments-Controls — 3.4%
Honeywell International, Inc.	100,000	5,805,000
Insurance-Multi-line — 3.6%
MetLife, Inc.	200,000	6,154,000
Machinery-Construction & Mining — 3.0%
Joy Global, Inc.	100,000	5,194,000
Medical-Drugs — 10.8%
Johnson & Johnson	100,000	6,922,000
Merck & Co., Inc.	100,000	4,417,000
Pfizer, Inc.	300,000	7,212,000
		18,551,000
Medical-HMO — 3.0%
UnitedHealth Group, Inc.	100,000	5,109,000
Metal-Copper — 4.9%
Freeport-McMoRan Copper & Gold, Inc.	250,000	8,417,500
Networking Products — 1.8%
Cisco Systems, Inc.	200,000	3,190,000
Oil & Gas Drilling — 3.2%
Ensco PLC, Class A	100,000	5,433,000
Oil Companies-Exploration & Production — 3.4%
Devon Energy Corp.	100,000	5,912,000
Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	50,000	4,342,500
Paper & Related Products — 1.9%
International Paper Co.	100,000	3,281,000
Retail-Apparel/Shoe — 2.0%
Abercrombie & Fitch Co., Class A	100,000	3,380,000
Transport-Rail — 4.0%
CSX Corp.	300,000	6,882,000
Web Portals/ISP — 3.7%
Google, Inc., Class A†	10,000	6,329,700
Total Long-Term Investment Securities (cost $149,628,049)		155,926,300
REPURCHASE AGREEMENT — 12.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $20,880,000)	$20,880,000	20,880,000
TOTAL INVESTMENTS (cost $170,508,049)(2)	102.8%	176,806,300
Liabilities in excess of other assets	(2.8)	(4,866,994)
NET ASSETS	100.0%	$171,939,306

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$22,679,000	$—	$—	$22,679,000
Medical-Drugs	18,551,000	—	—	18,551,000
Other Industries*	114,696,300	—	—	114,696,300
Repurchase Agreement	—	20,880,000	—	20,880,000
Total	$155,926,300	$20,880,000	$—	$176,806,300

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 10/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation	—	—
Change in unrealized depreciation	—	—
Net purchases	—	—
Net sales	(0)	(0)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 07/31/2012	$—	$—

See Notes to Portfolio of Investments

1

FOCUSED TECHNOLOGY PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.2%
Applications Software — 10.4%
Citrix Systems, Inc.†	4,300	$312,524
Compuware Corp.†	34,100	314,061
Microsoft Corp.	40,200	1,184,694
Red Hat, Inc.†	10,000	536,600
Salesforce.com, Inc.†	3,500	435,260
		2,783,139
Commercial Services-Finance — 1.8%
Mastercard, Inc., Class A	1,100	480,227
Computer Aided Design — 1.4%
Aspen Technology, Inc.†	16,300	381,094
Computer Data Security — 0.9%
Fortinet, Inc.†	10,300	247,303
Computer Services — 5.7%
Accenture PLC, Class A	8,100	488,430
Cognizant Technology Solutions Corp., Class A†	6,100	346,297
International Business Machines Corp.	3,500	685,930
		1,520,657
Computer Software — 1.0%
Akamai Technologies, Inc.†	7,400	260,332
Computers — 10.9%
Apple, Inc.†	4,779	2,918,822
Computers-Integrated Systems — 1.8%
Teradata Corp.†	7,300	493,626
Computers-Memory Devices — 3.0%
EMC Corp.†	30,863	808,919
E-Commerce/Products — 4.0%
Amazon.com, Inc.†	2,100	489,930
eBay, Inc.†	13,200	584,760
		1,074,690
E-Commerce/Services — 0.7%
priceline.com, Inc.†	300	198,522
E-Marketing/Info — 1.0%
ExactTarget, Inc.†	11,400	259,920
Electronic Components-Semiconductors — 12.6%
Avago Technologies, Ltd.	11,800	436,600
Broadcom Corp., Class A	20,334	688,916
Fairchild Semiconductor International, Inc.†	12,100	167,706
Intel Corp.	15,536	399,275
LSI Corp.†	31,600	218,040
Mellanox Technologies, Ltd.†	2,000	209,720
Skyworks Solutions, Inc.†	24,900	720,357
Texas Instruments, Inc.	19,500	531,180
		3,371,794
Electronic Design Automation — 1.6%
Cadence Design Systems, Inc.†	34,000	415,480
Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	7,700	294,833
Enterprise Software/Service — 5.4%
Oracle Corp.	39,200	1,183,840
SAP AG ADR	4,200	266,112
		1,449,952
Finance-Credit Card — 2.1%
Visa, Inc., Class A	4,400	567,908
Internet Content-Information/News — 1.1%
LinkedIn Corp., Class A†	2,900	297,685
Internet Infrastructure Software — 2.4%
F5 Networks, Inc.†	3,519	328,604
TIBCO Software, Inc.†	10,800	303,372
		631,976
Networking Products — 5.7%
Cisco Systems, Inc.	57,600	918,720
Palo Alto Networks, Inc.†	3,316	189,476
Procera Networks, Inc.†	16,400	417,872
		1,526,068
Semiconductor Components-Integrated Circuits — 7.9%
Analog Devices, Inc.	12,400	484,592
QUALCOMM, Inc.	27,405	1,635,531
		2,120,123
Semiconductor Equipment — 2.2%
Applied Materials, Inc.	21,800	237,402
ASML Holding NV	6,100	350,750
		588,152
Software Tools — 1.5%
VMware, Inc., Class A†	4,400	399,344
Web Hosting/Design — 1.4%
Equinix, Inc.†	2,100	374,178
Web Portals/ISP — 3.6%
Google, Inc., Class A†	1,525	965,280
Wireless Equipment — 2.0%
SBA Communications Corp., Class A†	9,000	531,540
Total Long-Term Investment Securities (cost $23,578,249)		24,961,564
REPURCHASE AGREEMENT — 7.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,994,000)	$1,994,000	1,994,000
TOTAL INVESTMENTS (cost $25,572,249) (2)	100.6%	26,955,564
Liabilities in excess of other assets	(0.6)	(163,270)
NET ASSETS	100.0%	$26,792,294

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$2,783,139	$—	$—	$2,783,139
Computer Services	1,520,657	—	—	1,520,657
Computers	2,918,822	—	—	2,918,822
Electronic Components-Semiconductors	3,371,794	—	—	3,371,794
Enterprise Software/Service	1,449,952	—	—	1,449,952
Networking Products	1,526,068	—	—	1,526,068
Semiconductor Components-Integrated Circuits	2,120,123	—	—	2,120,123
Other Industries*	9,271,009	—	—	9,271,009
Repurchase Agreement	—	1,994,000	—	1,994,000
Total	$24,961,564	$1,994,000	$—	$26,955,564

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED DIVIDEND STRATEGY PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Aerospace/Defense — 12.9%
General Dynamics Corp.	1,025,073	$65,030,631
Lockheed Martin Corp.	840,878	75,065,179
Northrop Grumman Corp.	1,130,201	74,819,306
Raytheon Co.	1,447,482	80,306,302
		295,221,418
Applications Software — 3.2%
Microsoft Corp.	2,455,708	72,369,715
Auto/Truck Parts & Equipment-Original — 2.9%
Autoliv, Inc.	1,171,335	66,262,421
Beverages-Non-alcoholic — 3.5%
Dr Pepper Snapple Group, Inc.	1,759,760	80,209,861
Chemicals-Diversified — 2.9%
E.I. du Pont de Nemours & Co.	1,343,229	66,758,481
Commercial Services-Finance — 3.0%
H&R Block, Inc.	4,270,902	68,889,649
Cosmetics & Toiletries — 5.3%
Avon Products, Inc.	3,515,755	54,459,045
Procter & Gamble Co.	1,037,077	66,932,949
		121,391,994
Diversified Manufacturing Operations — 3.7%
General Electric Co.	4,015,694	83,325,650
Electronic Components-Semiconductors — 3.1%
Intel Corp.	2,710,751	69,666,301
Food-Misc./Diversified — 3.2%
Kraft Foods, Inc., Class A	1,862,770	73,970,597
Medical-Drugs — 16.8%
Bristol-Myers Squibb Co.	2,096,903	74,649,747
Eli Lilly & Co.	1,716,176	75,563,229
Johnson & Johnson	1,028,298	71,178,788
Merck & Co., Inc.	1,917,771	84,707,945
Pfizer, Inc.	3,279,379	78,836,271
		384,935,980
Metal-Copper — 3.0%
Southern Copper Corp.	2,098,506	67,739,774
Printing-Commercial — 3.4%
R.R. Donnelley & Sons Co.	6,473,282	78,456,178
Semiconductor Equipment — 5.6%
Applied Materials, Inc.	5,305,551	57,777,451
KLA-Tencor Corp.	1,391,897	70,861,476
		128,638,927
Telecommunication Equipment — 3.2%
Harris Corp.	1,740,399	72,487,618
Telephone-Integrated — 7.2%
AT&T, Inc.	2,235,476	84,769,250
Verizon Communications, Inc.	1,762,294	79,549,951
		164,319,201
Tobacco — 14.3%
Altria Group, Inc.	2,391,508	86,022,543
Lorillard, Inc.	596,311	76,709,447
Philip Morris International, Inc.	933,419	85,351,833
Reynolds American, Inc.	1,712,003	79,214,379
		327,298,202
Total Long-Term Investment Securities (cost $1,992,080,452)		2,221,941,967
REPURCHASE AGREEMENT — 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $34,083,000)	$34,083,000	34,083,000
TOTAL INVESTMENTS (cost $2,026,163,452) (2)	98.7%	2,256,024,967
Other assets less liabilities	1.3	30,160,437
NET ASSETS	100.0%	$2,286,185,404

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$295,221,418	$—	$—	$295,221,418
Cosmetics & Toiletries	121,391,994	—	—	121,391,994
Medical-Drugs	384,935,980	—	—	384,935,980
Semiconductor Equipment	128,638,927	—	—	128,638,927
Telephone-Integrated	164,319,201	—	—	164,319,201
Tobacco	327,298,202	—	—	327,298,202
Other Industries*	800,136,245	—	—	800,136,245
Repurchase Agreement	—	34,083,000	—	34,083,000
Total	$2,221,941,967	$34,083,000	$—	$2,256,024,967

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED STARALPHA PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.5%
Airlines — 0.8%
Copa Holdings SA, Class A	726	$56,287
Applications Software — 5.9%
Imperva, Inc.†	2,620	69,168
Microsoft Corp.	12,560	370,143
		439,311
Auto/Truck Parts & Equipment-Original — 1.2%
Icahn Enterprises LP	2,252	85,711
Broadcast Services/Program — 2.3%
Digital Generation, Inc.†	7,500	79,950
Liberty Media Corp. - Liberty Capital, Class A†	970	91,762
		171,712
Building-Heavy Construction — 1.0%
Chicago Bridge & Iron Co. NV	2,100	75,054
Cable/Satellite TV — 8.3%
DISH Network Corp., Class A	9,430	290,067
Time Warner Cable, Inc.	3,840	326,131
		616,198
Diversified Banking Institutions — 3.4%
Citigroup, Inc.	4,775	129,546
JPMorgan Chase & Co.	3,400	122,400
		251,946
Diversified Operations — 0.6%
Leucadia National Corp.	2,065	44,769
E-Commerce/Products — 7.9%
Amazon.com, Inc.†	1,955	456,101
MercadoLibre, Inc.	1,959	130,881
		586,982
Electronic Components-Misc. — 3.7%
Zagg, Inc.†	24,581	272,849
Electronic Components-Semiconductors — 2.0%
MEMC Electronic Materials, Inc.†	75,700	145,344
Engineering/R&D Services — 3.3%
Shaw Group, Inc.†	6,227	242,542
Filtration/Separation Products — 1.3%
Polypore International, Inc.†	2,700	100,332
Finance-Credit Card — 4.5%
Discover Financial Services	9,215	331,372
Finance-Other Services — 1.0%
CBOE Holdings, Inc.	2,660	75,810
Investment Management/Advisor Services — 1.4%
Value Partners Group, Ltd.	66,000	30,384
WisdomTree Investments, Inc.†	10,890	72,854
		103,238
Medical Instruments — 3.6%
St. Jude Medical, Inc.	7,100	265,256
Medical-Biomedical/Gene — 5.4%
Gilead Sciences, Inc.†	7,370	400,412
Medical-Drugs — 4.2%
Eli Lilly & Co.	7,075	311,512
Motion Pictures & Services — 0.9%
DreamWorks Animation SKG, Inc., Class A†	3,335	64,032
Oil Companies-Integrated — 4.0%
Exxon Mobil Corp.	3,450	299,633
Oil Refining & Marketing — 4.6%
Valero Energy Corp.	12,500	343,750
Real Estate Investment Trusts — 1.5%
Home Properties, Inc.	1,700	111,537
Real Estate Operations & Development — 1.9%
Brookfield Asset Management, Inc., Class A	2,010	67,958
Howard Hughes Corp.†	1,210	74,572
		142,530
Recreational Centers — 3.7%
Life Time Fitness, Inc.†	6,014	273,096
Retail-Bookstores — 2.2%
Barnes & Noble, Inc.†	12,216	162,106
Semiconductor Equipment — 2.7%
KLA-Tencor Corp.	3,945	200,840
Telecommunication Equipment — 1.9%
Tellabs, Inc.	42,700	140,483
Transport-Marine — 2.6%
Golar LNG, Ltd.	4,983	192,643
Web Portals/ISP — 11.7%
Google, Inc., Class A†	1,070	677,278
Yahoo!, Inc.†	11,900	188,496
		865,774
Total Long-Term Investment Securities (cost $7,018,052)		7,373,061

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/12 (cost $121,000)	$121,000	121,000
REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $98,000)	98,000	98,000
TOTAL INVESTMENTS (cost $7,237,052) (2)	102.5%	7,592,061
Liabilities in excess of other assets	(2.5)	(182,438)
NET ASSETS	100.0%	$7,409,623

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$439,311	$—	$—	$439,311
Cable/Satellite TV	616,198	—	—	616,198
E-Commerce/Products	586,982	—	—	586,982
Medical-Biomedical/Gene	400,412	—	—	400,412
Web Portals/ISP	865,774	—	—	865,774
Other Industries*	4,464,384	—	—	4,464,384
Short-Term Investment Securities:
Time Deposits	—	121,000	—	121,000
Repurchase Agreement	—	98,000	—	98,000
Total	$7,373,061	$219,000	$—	$7,592,061

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SUNAMERICA STRATEGIC VALUE PORTFOLIO
Portfolio of Investments — July 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.7%
Advanced Materials — 0.3%
Ceradyne, Inc.	23,866	$525,052
Aerospace/Defense — 3.6%
Boeing Co.	10,423	770,364
General Dynamics Corp.	16,391	1,039,845
Lockheed Martin Corp.	23,907	2,134,178
Northrop Grumman Corp.	16,253	1,075,949
Raytheon Co.	15,228	844,849
		5,865,185
Apparel Manufacturers — 1.4%
Jones Group, Inc.	127,692	1,349,704
VF Corp.	6,106	911,626
		2,261,330
Auto/Truck Parts & Equipment-Original — 1.1%
Autoliv, Inc.	16,520	934,536
Dana Holding Corp.	64,987	856,529
		1,791,065
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	46,917	998,394
Banks-Super Regional — 2.1%
Wells Fargo & Co.	99,103	3,350,672
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	40,724	1,194,028
Beverages-Wine/Spirits — 1.2%
Brown-Forman Corp., Class B	21,164	1,980,104
Building-Heavy Construction — 0.2%
Tutor Perini Corp.†	34,188	388,376
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	66,440	2,162,622
Chemicals-Diversified — 0.6%
Dow Chemical Co.	35,480	1,021,114
Commercial Services-Finance — 1.4%
Equifax, Inc.	22,038	1,032,260
H&R Block, Inc.	73,559	1,186,507
		2,218,767
Computers — 0.6%
Hewlett-Packard Co.	56,626	1,032,858
Consumer Products-Misc. — 0.5%
Clorox Co.	11,399	828,821
Cosmetics & Toiletries — 2.6%
Procter & Gamble Co.	65,897	4,252,992
Diversified Banking Institutions — 5.0%
Bank of America Corp.	283,699	2,082,351
Citigroup, Inc.	73,763	2,001,190
Goldman Sachs Group, Inc.	6,817	687,835
JPMorgan Chase & Co.	92,268	3,321,648
		8,093,024
Diversified Manufacturing Operations — 3.2%
General Electric Co.	229,915	4,770,736
ITT Corp.	21,012	393,765
		5,164,501
E-Commerce/Services — 0.9%
Expedia, Inc.	24,755	1,410,787
Electric-Generation — 1.3%
AES Corp.†	173,876	2,096,945
Electric-Integrated — 3.5%
Ameren Corp.	66,823	2,286,015
Exelon Corp.	87,465	3,421,631
		5,707,646
Electronic Components-Semiconductors — 3.0%
Intel Corp.	190,217	4,888,577
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	14,400	1,020,816
Engineering/R&D Services — 1.5%
EMCOR Group, Inc.	50,865	1,339,276
Engility Holdings, Inc.†	2,400	35,040
URS Corp.	31,203	1,094,289
		2,468,605
Enterprise Software/Service — 0.8%
CA, Inc.	50,681	1,219,892
Finance-Credit Card — 1.2%
Visa, Inc., Class A	15,261	1,969,737
Finance-Other Services — 2.9%
CME Group, Inc.	55,115	2,872,043
NASDAQ OMX Group, Inc.	55,323	1,255,832
NYSE Euronext	23,087	588,257
		4,716,132
Food-Confectionery — 1.9%
Hershey Co.	24,552	1,761,360
J.M. Smucker Co.	18,027	1,384,474
		3,145,834
Food-Misc./Diversified — 0.4%
Kellogg Co.	13,849	660,597
Gold Mining — 0.6%
Newmont Mining Corp.	23,158	1,029,836
Instruments-Controls — 0.3%
Watts Water Technologies, Inc., Class A	14,560	489,798
Insurance Brokers — 2.5%
Marsh & McLennan Cos., Inc.	124,906	4,148,128
Insurance-Life/Health — 0.6%
CNO Financial Group, Inc.	120,229	996,698
Insurance-Multi-line — 0.8%
MetLife, Inc.	44,256	1,361,757
Insurance-Property/Casualty — 1.6%
Mercury General Corp.	48,849	1,769,311
Selective Insurance Group, Inc.	48,793	842,167
		2,611,478
Investment Management/Advisor Services — 2.3%
Federated Investors, Inc., Class B	36,258	729,148
Legg Mason, Inc.	59,226	1,452,222
National Financial Partners Corp.†	104,307	1,548,959
		3,730,329
Medical Products — 1.0%
Covidien PLC	30,531	1,706,072
Medical-Biomedical/Gene — 2.1%
Amgen, Inc.	42,311	3,494,889
Medical-Drugs — 4.9%
Bristol-Myers Squibb Co.	151,185	5,382,186

Forest Laboratories, Inc.†	53,307	1,788,450
Medicis Pharmaceutical Corp., Class A	22,756	749,127
		7,919,763
Medical-HMO — 2.6%
Coventry Health Care, Inc.	28,738	957,837
Humana, Inc.	7,620	469,392
UnitedHealth Group, Inc.	38,496	1,966,761
WellPoint, Inc.	16,513	879,978
		4,273,968
Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc.†	40,216	336,206
Multimedia — 6.4%
News Corp., Class A	141,781	3,263,799
Time Warner, Inc.	108,488	4,244,050
Walt Disney Co.	58,444	2,871,938
		10,379,787
Networking Products — 1.6%
Cisco Systems, Inc.	161,768	2,580,200
Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	12,310	854,806
Apache Corp.	15,805	1,361,127
Devon Energy Corp.	19,633	1,160,703
Vaalco Energy, Inc.†	130,310	955,172
		4,331,808
Oil Companies-Integrated — 4.6%
ConocoPhillips	82,569	4,495,056
Hess Corp.	28,797	1,358,067
Phillips 66	41,284	1,552,278
		7,405,401
Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	16,878	1,220,279
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	25,662	506,568
Oil-Field Services — 0.7%
Baker Hughes, Inc.	22,994	1,065,082
Paper & Related Products — 0.2%
Domtar Corp.	4,458	329,268
Power Converter/Supply Equipment — 1.2%
Power-One, Inc.†	390,905	1,954,525
Printing-Commercial — 0.4%
R.R. Donnelley & Sons Co.	50,840	616,181
Publishing-Books — 0.7%
McGraw-Hill Cos., Inc.	23,725	1,114,126
Real Estate Investment Trusts — 1.0%
Anworth Mortgage Asset Corp.	243,697	1,618,148
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	7,437	495,974
Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	29,633	2,205,584
Retail-Drug Store — 1.2%
CVS Caremark Corp.	42,107	1,905,342
Retail-Regional Department Stores — 0.8%
Macy’s, Inc.	34,129	1,223,183
Semiconductor Equipment — 1.2%
Applied Materials, Inc.	74,540	811,741
KLA-Tencor Corp.	20,986	1,068,397
		1,880,138
Steel-Producers — 0.7%
Nucor Corp.	27,586	1,081,371
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	75,610	862,710
Telecom Services — 0.5%
USA Mobility, Inc.	75,912	845,660
Telephone-Integrated — 3.5%
AT&T, Inc.	78,936	2,993,253
Verizon Communications, Inc.	60,682	2,739,186
		5,732,439
Television — 1.2%
CBS Corp., Class B	58,563	1,959,518
Tobacco — 1.9%
Altria Group, Inc.	50,180	1,804,975
Reynolds American, Inc.	29,149	1,348,724
		3,153,699
Transport-Rail — 1.1%
Union Pacific Corp.	14,819	1,816,958
Transport-Truck — 0.2%
Werner Enterprises, Inc.	13,130	303,040
Wireless Equipment — 0.7%
Motorola Solutions, Inc.	24,431	1,180,995
Total Long-Term Investment Securities (cost $160,633,508)		162,301,379
REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $762,000)	$762,000	762,000
TOTAL INVESTMENTS (cost $161,395,508) (2)	100.2%	163,063,379
Liabilities in excess of other assets	(0.2)	(304,041)
NET ASSETS	100.0%	$162,759,338

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,093,024	$—	$—	$8,093,024
Multimedia	10,379,787	—	—	10,379,787
Other Industries*	143,828,568	—	—	143,828,568
Repurchase Agreement	—	762,000	—	762,000
Total	$162,301,379	$762,000	$—	$163,063,379

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward foreign currency contracts are valued at the 4:00 p.m. Eastern Time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available, and securities for which a development/significant event occurs that may significantly impact the value of the security are valued as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2012 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of July 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	4.82%	$16,972,000
Focused Small-Cap Growth	2.75	9,692,000
Focused Small-Cap Value	1.70	5,968,000
Focused Growth and Income	5.94	20,880,000
Focused Technology	0.57	1,994,000
Focused Dividend Strategy	9.69	34,083,000
Focused StarALPHA	0.03	98,000
SunAmerica Strategic Value	0.22	762,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $351,806,000, a repurchase price of $351,806,098 and a maturity date of August 1, 2012.  The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Notes	3.50%	2/15/2039	$125,000,000	$152,436,875
U.S. Treasury Notes	4.25	11/15/2040	50,000,000	68,468,050
U.S. Treasury Notes	4.38	5/15/2041	4,600,000	6,430,358
U.S. Treasury Notes	5.38	2/15/2031	86,630,000	131,512,830

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the nine months ended July 31, 2012, transactions in these securities were as follows:

			Capital Gain
			Distribution	Value at
Portfolio	Security	Income	Received	October 31, 2011
Focused Multi-Asset Strategy	Various SunAmerica Funds*	$5,621,148	$12,375,931	$497,933,758
Focused Balanced Strategy	Various SunAmerica Funds*	2,227,437	3,381,927	201,193,118

					Change in
		Cost of	Cost of	Realized	Unrealized	Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2012
Focused Multi-Asset Strategy	Various SunAmerica Funds*	$205,199,476	$269,775,104	$2,759,858	$(26,157,673)	$409,960,315
Focused Balanced Strategy	Various SunAmerica Funds*	40,206,459	60,922,386	3,760,485	(1,593,157)	$182,644,519

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy	Large-Cap Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$423,691,576	$179,425,609	$272,869,215	$106,584,937
Appreciation	9,065,894	10,863,684	23,017,086	36,992,380
Depreciation	(22,797,155)	(7,644,774)	(5,024,969)	(8,687,825)
Net unrealized appreciation (depreciation)	$(13,731,261)	$3,218,910	$17,992,117	$28,304,555

	Focused	Focused	Focused	Focused
	Small-Cap Growth	Small-Cap Value	Growth and Income	Technology
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$147,063,507	$116,611,765	$176,695,480	$26,261,614
Appreciation	8,245,561	5,824,695	9,050,036	2,149,957
Depreciation	(9,405,305)	(12,256,949)	(8,939,216)	(1,456,007)
Net unrealized appreciation (depreciation)	$(1,159,744)	$(6,432,254)	$110,820	$693,950

	Focused	Focused	SunAmerica Strategic
	Dividend Strategy	StarALPHA	Value
	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$2,028,392,428	$9,648,016	$162,027,959
Appreciation	251,914,117	710,826	13,944,683
Depreciation	(24,281,578)	(2,766,781)	(12,909,263)
Net unrealized appreciation (depreciation)	$227,632,539	$(2,055,955)	$1,035,420

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 27, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 27, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 27, 2012